National Advantage Variable Annuity

Advantage II Variable Annuity

Advantage III Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated March 20, 2013

to Prospectuses and Statements of Additional Information (SAI) Dated October 1, 2012

This Supplement describes an important change that is being made to one of the riders and investment divisions available under your Contract.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

With respect to the Guaranteed Minimum Withdrawal Benefit Rider (GMWB), this supplement will alter the prospectuses for the flexible premium deferred variable annuity contracts listed above in the following manner:

Under heading OPTIONAL RIDERS, subheading Guaranteed Minimum Withdrawal Benefit Rider (GMWB), add the following sentence after the first paragraph:

This rider is no longer available for election as of May 1, 2013.

With respect to the Van Eck VIP Global Bond Fund, this supplement will alter the prospectuses for the flexible premium deferred variable annuity contracts listed above in the following manner:

On page two of the prospectus and under heading “Investment Policies of The Funds’ Portfolios” the following name change is effective May 1, 2013.

The Van Eck VIP Global Bond Fund will change to Van Eck VIP Unconstrained Emerging Markets Bond Fund.

A corresponding name change is hereby made throughout the prospectus.

In the Statement of Additional Information (SAI) under “Condensed Financials” the following name change is effective May 1, 2013.

The Van Eck VIP Global Bond Fund will change to Van Eck VIP Unconstrained Emerging Markets Bond Fund.

A corresponding name change is hereby made throughout the Statement of Additional Information.

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If you have any questions, please call the Principal Office Variable Annuity Customer Service toll-free at 1-866-270-9564, or write the Variable Annuity Customer Service at Midland National Life Insurance Company, Variable Annuity Customer Service, 4350 Westown Parkway, West Des Moines, IA 50266.

Please retain this supplement for future reference.